Share Capital	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Share Capital	Share Capital
Holders of ordinary shares are entitled to receive such dividends as may be recommended by the Board of Directors of the Company and approved by the shareholders and/or such interim dividends as the Board of Directors of the Company may decide. On liquidation or a winding up of the Company, the par value of the ordinary shares are repaid out of the assets available for distribution among the holders of the ordinary shares of the Company. Holders of ordinary shares have no conversion or redemption rights. On a show of hands, every holder of an ordinary share present in person or proxy at a general meeting of shareholders shall have one vote, for each ordinary share held with no individual having more than one vote.

(a)Share based payments

During the year ended December 31, 2025, 86,434 options were exercised at an average exercise price of $112.32 per share for total proceeds of $9.7 million. During the year ended December 31, 2025, 219,133 ordinary shares were issued in respect of certain RSUs and 9,228 ordinary shares were issued in respect of PSUs previously awarded by the Company.

During the year ended December 31, 2024, 311,040 options were exercised at an average exercise price of $116.31 per share for total proceeds of $36.2 million. During the year ended December 31, 2024, 120,458 ordinary shares were issued in respect of certain RSUs and 9,975 ordinary shares were issued in respect of PSUs previously awarded by the Company.

    During the year ended December 31, 2023, 535,705 options were exercised at an average exercise price of $95.12 per share for total proceeds of $51.0 million. During the year ended December 31, 2023, 188,800 ordinary shares were issued in respect of certain RSUs and 47,026 ordinary shares were issued in respect of PSUs previously awarded by the Company.

(b)Share Repurchase Program

On February 18, 2025, the Company's Board of Directors authorized an additional share repurchase program under which the Company may repurchase up to $750.0 million of the outstanding ordinary shares of the Company by way of redemption. On July 22, 2025, the Company's Board of Directors authorized a further additional repurchase program under which the Company could repurchase up to $500.0 million of the outstanding ordinary shares of the Company by way of redemption.

During the year ended December 31, 2025, 4,504,330 ordinary shares were redeemed by the Company at an average price of $166.51 per share for a total consideration of $750.0 million

As of December 31, 2025, the Company had remaining authorization (which includes unutilized amounts from previous authorizations) to repurchase up to $750.0 million of ordinary shares under the repurchase program.

	Total number of shares purchased	Average price paid per share	Total number of shares purchased as part of publicly announced program	Approximate dollar value of shares that may yet be purchased under the program (in millions)
March 3/12/2025 - 3/19/2025	1,360,537	$183.75	1,360,537	$750.0
June 6/13/2025 - 6/23/2025	1,717,181	$145.59	1,717,181	$500.0
August 8/15/2025 - 8/20/2025	560,100	$178.20	560,100	$900.2
September 9/10/2025 - 9/19/2025	866,512	$173.33	866,512	$750.0
	4,504,330	$166.51	4,504,330

During the year ended December 31, 2024, 2,179,699 ordinary shares were redeemed by the Company at an average price of $229.39 per share for a total consideration of $500.0 million.

	Total number of shares purchased	Average price paid per share	Total number of shares purchased as part of publicly announced program	Approximate dollar value of shares that may yet be purchased under the program (in millions)
September 09/18/2024 - 09/25/2024	337,070	$296.67	337,070	$400.0
October 10/28/2024 - 10/31/2024	409,512	$228.57	409,512	$556.4
November 11/01/2024 - 11/07/2024	479,524	$221.87	479,524	$450.0
December 12/02/2024 - 12/19/2024	953,593	$209.73	953,593	$250.0
	2,179,699	$229.39	2,179,699
No ordinary shares were redeemed by the Company during the year ended December 31, 2023.

Under the repurchase program, a broker purchased or may purchase the Company's shares from time to time on the open market or in privately negotiated transactions in accordance with agreed terms and limitations. The program was and may be in the future designed to allow share repurchases during periods when the Company would ordinarily not be permitted to do so because it may be in possession of material non-public or price-sensitive information or due to applicable insider trading laws or self-imposed trading blackout periods. The Company's instructions to the broker in such cases were or may in the future be irrevocable and the trading decisions in respect of the repurchase program were made or will be made independently of and uninfluenced by the Company. The Company confirms that on entering the share repurchase plans it had no material non-public, price-sensitive or inside information regarding the Company or its securities. Furthermore, the Company will not enter into additional plans whilst in possession of such information. The timing and actual number of shares acquired by way of the redemption will be dependent on market conditions, legal and regulatory requirements and the other terms and limitations contained in the program. In addition, acquisitions under the program may be suspended or discontinued in certain circumstances in accordance with the agreed terms. Therefore, there can be no assurance as to the timing or number of shares that may be acquired under the program.